Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Stock-Based Compensation
Schedule of restricted stock awards

Number of RSAs
Outstanding and Unvested as of June 30, 2023	459,200
Vested	(449,000)
Forfeited	(10,200)
Outstanding and Unvested as of March 31 , 2024	—

Number of RSAs
Outstanding as of February 10, 2023	—
Granted on June 15, 2023	463,800
Forfeited	(4,600)
Outstanding June 30, 2023	459,200